Accumulated other comprehensive (loss) income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Accumulated other comprehensive loss
Balance at the beginning of the period		¥ 4,163
Other comprehensive (loss)/income		132,647	¥ 32,639	¥ (16,873)
Balance at the end of the period	$ 21,120	136,810	4,163
Foreign currency translation adjustments
Accumulated other comprehensive loss
Balance at the beginning of the period		4,163	(28,476)	(11,603)
Other comprehensive (loss)/income		132,647	32,639	(16,873)
Balance at the end of the period	$ 21,120	¥ 136,810	¥ 4,163	¥ (28,476)